Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment		¥ 5,530,986			¥ 7,157,319
Less: Accumulated depreciation		(677,829)			(1,548,977)
Less: Accumulated impairment					(75,278)
Total property, plant and equipment, net		4,853,157		$ 794,775	5,533,064
Depreciation expenses	¥ 993,070	469,408	¥ 165,960
Mold and tooling
Property, Plant and Equipment [Line Items]
Property and equipment		1,032,685			1,898,975
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment		653,298			1,025,570
Production facilities
Property, Plant and Equipment [Line Items]
Property and equipment		456,569			869,819
Building and construction
Property, Plant and Equipment [Line Items]
Property and equipment		481,121			828,958
Charging & battery swap infrastructure
Property, Plant and Equipment [Line Items]
Property and equipment		470,506			608,919
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment		1,289,611			475,977
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment		393,931			428,028
R&D equipment
Property, Plant and Equipment [Line Items]
Property and equipment		320,362			400,461
Purchased software
Property, Plant and Equipment [Line Items]
Property and equipment		286,034			341,379
Others
Property, Plant and Equipment [Line Items]
Property and equipment		¥ 146,869			¥ 279,233